Supplemental Information with Respect to Cash Flows	12 Months Ended
Dec. 31, 2023
Supplemental Information with Respect to Cash Flows [Abstract]
SUPPLEMENTAL INFORMATION WITH RESPECT TO CASH FLOWS
24.	SUPPLEMENTAL INFORMATION WITH RESPECT TO CASH FLOWS

	2023	2022	2021
Change in non-cash working capital:
Trade and other receivables	$345,845	$(116,604)	$187,432
Prepaids	143,831	(19,238)	594,734
Inventory	1,164,117	(3,028,071)	(3,075,532)
Advances to suppliers	(892,375)	314,315	264,383
Accounts payable and accrued liabilities	270,924	664,629	(158,906)
Deferred revenue	(147,575)	149,600	-
Due to/from related party	-	-	214,456
	$884,767	$(2,035,069)	$(1,973,433)

During the year ended December 31, 2023, the Company paid $699,878 (December 31, 2022 - $95,735, December 31, 2021 - $772,300) in interest and $NIL (December 31, 2022 and 2021 - $Nil) in income taxes.

During the year ended December 31, 2023, the Company incurred the following non-cash investing or financing activities:

(a)	Recognized $42,000 in right of use assets and $42,000 in lease liabilities.

During the year ended December 31, 2022, the Company incurred the following non-cash investing or financing activities:

(a)	Recognized $174,352 in right of use assets and $174,351 in lease liabilities.

(b)	Issued $232,300 in share capital in settlement of debt.

(c)	Issued $4,138,000 in share capital to settle $3,200,000 of convertible debentures.

During the year ended December 31, 2021, the Company incurred the following non-cash investing or financing activities:

(d)	Recognized $910,055 in right of use assets and $833,766 in lease liabilities.

(e)	Issued $560,000 in share capital which was accrued in the prior year for services.

(f)	Issued $36,050 in share capital in settlement of debt.